COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Rental Payments under Operating Leases
Rental of premises

2016	$6,116
2017	5,320
2018	3,883
2019	3,466
2020	3,410
2021	442

$22,637